UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				08/01/2007
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	22

Form 13F Information Table Value Total:  	$285,099
					 	(thousands)

List of Other Included Managers: NONE

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Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ASSISTED LIVING CONCEPTS, INC.  	COM		04544X102	8,898 		835,477 	SH		SOLE		835,477
BROOKDALE SENIOR LIVING, INC. CMN	COM		112463104	14,738 		323,423 	SH		SOLE		323,423
CITIGROUP INC. CMN		COM		172967101	8,290 		161,622 	SH		SOLE		161,622
COMPTON PETROLEUM CORP CMN	COM		204940100	22,114 		2,222,520SH		SOLE		2,222,520
COTT CORP. CMN			COM		22163N106	11,219 		779,636 	SH		SOLE		779,636
FLOW INTERNATIONAL CORP CMN	COM		343468104	12,978 		1,030,039SH		SOLE		1,030,039
GENERAL ELECTRIC CO CMN		COM		369604103	18,566 		485,000 	SH		SOLE		485,000
I-FLOW CORPORATION CMN		COM		449520303	6,918 		413,249 	SH		SOLE		413,249
IRSA INVERSIONES Y REPRESENTAC I	COM		450047204	7,225 		390,547 	SH		SOLE		390,547
INVERNESS MED INNOVATIONS INC C	COM		46126P106	16,722 		327,747 	SH		SOLE		327,747
ISHARES LEHMAN TIPS BOND FUND M	ETF		464287176	23,777 		240,222 	SH		SOLE		240,222
IVANHOE MINES LTD CMN		COM		46579N103	21,875 		1,536,166SH		SOLE		1,536,166
LSI CORPORATION COMMON STOCK	COM		502161102	3,282 		437,000 	SH		SOLE		437,000
NATIONAL FUEL GAS CO CMN	COM		636180101	11,916 		275,131 	SH		SOLE		275,131
PILGRIMS PRIDE CORPORATION CMN	COM		721467108	16,739 		438,533 	SH		SOLE		438,533
POLYMEDICA CORP CMN		COM		731738100	14,143 		346,227 	SH		SOLE		346,227
QUALCOMM INC CMN		COM		747525103	22,113 		509,633 	SH		SOLE		509,633
RADIATION THERAPY SVCS INC CMN	COM		750323206	9,266 		351,803 	SH		SOLE		351,803
SAIC, INC. CMN			COM		78390X101	18,734 		1,036,723SH		SOLE		1,036,723
STEREOTAXIS, INC. CMN		COM		85916J102	179 		13,700 	SH		SOLE		13,700
TRIZETTO GROUP INC. CMN		COM		896882107	11,312 		584,279 	SH		SOLE		584,279
WALTER INDS INC (NEW) CMN	COM		93317Q105	4,095 		141,400 	SH		SOLE		141,400

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